Goodwill - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment losses pursuant to the goodwill tests	$ 0	¥ 0	¥ 0	¥ 0